Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
Note 5 — Related Party Transactions
Founder Shares
On December 31, 2020, the Sponsor paid $25,000, or approximately $0.003 per share, to cover certain offering costs in consideration for 7,187,500 Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”). On February 25, 2021, the Company effected a share dividend whereby the Company issued 1,437,500 Class B ordinary shares, resulting in an aggregate of 8,625,000 Class B ordinary shares outstanding. All share and per-share
amounts have been retroactively restated to reflect the share dividend.
The Company’s initial shareholders have agreed not to transfer, assign or sell any of their Founder Shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) one year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of its shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; except to certain permitted transferees and under certain circumstances (the
“Lock-up”).
Any permitted transferees will be subject to the same restrictions and other agreements of the initial shareholders with respect to any Founder Shares. Notwithstanding the foregoing, if (1) the closing price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in its shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the
Lock-up.
On May 16, 2022, the Sponsor transferred 25,000 shares to one of the Company’s directors following the departure of a previous director. The transfer of the Founders Shares is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date.
The transfer of Founders Shares to the Company’s director, as described above, is within the scope of ASC 718, as such, the fair value of the 25,000 shares transferred to the Company’s director was $123,750 or $4.95 per share. The transfer of the shares was granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. Stock-based compensation would be recognized at the date a Business Combination is considered probable in an amount equal to the number of Founders Shares times the transfer date fair value per share (unless subsequently modified). Founder Shares will automatically convert into Class A shares at a one-to-one
ratio upon completion of a Business Combination. The Founder Shares will receive no distributions if the Company is liquidated prior to a Business Combination. In addition, the holders of the Founder Shares are restricted from transferring the Founder Shares and the Class A shares received upon conversion until nine months to a year after a Business Combination.

Promissory Note — Related Party
On February 28, 2023, the Company issued an unsecured promissory note in the amount of up to $2,100,000 to the Sponsor. The note is non-interest
bearing and is to be utilized for general working capital purposes. As of March 31, 2023, there was $1,600,000 amount outstanding under the promissory note.

Working Capital Loans
In addition, in order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors, may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. After giving effect to the Notes described below, up to $675,000 of additional Working Capital Loans may be convertible into Private Placement Warrants of the post Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. Prior to the completion of the initial Business Combination, the Company does not expect to seek loans from parties other than the Sponsor or an affiliate of the Sponsor as the Company does not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in the Company’s Trust Account.
On April 1, 2022 and June 6, 2022, the Company issued unsecured promissory notes in the amounts of up to $500,000 and $500,000, respectively, to the Sponsor. On December 14, 2022, the Company issued an unsecured promissory note in the amount of up to $325,000 to Tidjane Thiam, the Company’s Executive Chairman, Adam Gishen, the Company’s Chief Executive Officer, Edward Zeng, a director of the Company, and Abhishek Bhatia, a board observer of the Company (collectively, the “Payees”) (such promissory note, together with the unsecured promissory notes issued on April 1, 2022 and June 6, 2022, the “Notes”). The Notes bear no interest and are payable in full upon the earlier to occur of (i) twenty-four (24) months from the closing of the Initial Public Offering (or such later date as may be extended in accordance with the terms of our amended and restated memorandum and articles of association) or (ii) the consummation of the Business Combination. A failure to pay the principal within five business days of the date specified above or the commencement of a voluntary or involuntary bankruptcy action shall be deemed an event of default, in which case the Notes may be accelerated. Prior to the Company’s first payment of all or any portion of the principal balance of the Notes in cash, the Sponsor and the Payees, as applicable, have the option to convert all, but not less than all, of the principal balance of the Notes into private placement warrants (the “Conversion Warrants”), each warrant exercisable for one ordinary share of the Company at an exercise price of $1.50 per share. The terms of the Conversion Warrants would be identical to the Private Placement Warrants. The Sponsor and the Payees shall be entitled to certain registration rights relating to the Conversion Warrants. The issuances of the Notes were made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act. As of March 31, 2023 and December 31, 2022, the Company had an aggregate of $1,174,127 and $828,600 borrowed, respectively, related to the Notes of which $100,000 had been drawn within the three months ended, March 31, 2023.
Administrative Support Service
Commencing on the date of the IPO, the Company agreed to pay the Sponsor up to $10,000 per month for office space and administrative support services. These were paid on a monthly basis via invoices, and there was no amount due under the Administrative Services Agreement as of March 31, 2023 and December 31, 2022.

Note 6 — Related Party Transactions
Founder Shares
On December 31, 2020, the Sponsor paid $25,000, or approximately $0.003 per share, to cover certain offering costs in consideration for 7,187,500 Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”). On February 25, 2021, the Company effected a share dividend whereby the Company issued 1,437,500 Class B ordinary shares, resulting in an aggregate of 8,625,000 Class B ordinary shares outstanding. All share and per-share
amounts have been retroactively restated to reflect the share dividend.
The Company’s initial shareholders have agreed not to transfer, assign or sell any of their Founder Shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) one year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of its shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; except to certain permitted transferees and under certain circumstances (the
“Lock-up”).
Any permitted transferees will be subject to the same restrictions and other agreements of the initial shareholders with respect to any Founder Shares. Notwithstanding the foregoing, if (1) the closing price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in its shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the
Lock-up.
On May 16, 2022, the Sponsor transferred 25,000 shares to one of the Company’s directors following the departure of a previous director. The transfer of the Founders Shares is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date.
The transfer of Founders Shares to the Company’s director, as described above, is within the scope of ASC 718, as such, the fair value of the 25,000 shares transferred to the Company’s director was $123,750 or $4.95 per share. The transfer of the shares was granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. Stock-based compensation would be recognized at the date a Business Combination is considered probable in an amount equal to the number of Founders Shares times the transfer date fair value per share (unless subsequently modified). Founder Shares will automatically convert into Class A shares at a one-to-one
ratio upon completion of a Business Combination. The Founder Shares will receive no distributions if the Company is liquidated prior to a Business Combination. In addition, the holders of the Founder Shares are restricted from transferring the Founder Shares and the Class A shares received upon conversion until nine months to a year after a Business Combination.
Promissory Note — Related Party
On December 30, 2020, the Sponsor agreed to loan the Company up to $300,000 to cover expenses related to the IPO pursuant to a promissory note (the “Promissory Note”). This loan is non-interest
bearing and payable on the earlier of December 31, 2022 or the completion of the IPO.

As of December 31, 2022 and 2021, there was no outstanding amount under the Promissory Note.
Working Capital Loans
In addition, in order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors, may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. After giving effect to the Notes described below, up to $675,000 of additional Working Capital Loans may be convertible into Private Placement Warrants of the post Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. Prior to the completion of the initial Business Combination, the Company does not expect to seek loans from parties other than the Sponsor or an affiliate of the Sponsor as the Company does not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in the Company’s Trust Account.
On April 1, 2022 and June 6, 2022, the Company issued unsecured promissory notes in the amounts of up to $500,000 and $500,000, respectively, to the Sponsor. On December 14, 2022, the Company issued an unsecured promissory note in the amount of up to $325,000 to Tidjane Thiam, Adam Gishen, Abhishek Bhatia and Edward Zeng (collectively, the “Payees”) (such promissory note, together with the unsecured promissory notes issued on April 1, 2022 and June 6, 2022, the “Notes”). The Notes bear no interest and are payable in full upon the earlier to occur of (i) twenty-four (24) months from the closing of the Initial Public Offering (or such later date as may be extended in accordance with the terms of our amended and restated memorandum and articles of association) or (ii) the consummation of the Business Combination. A failure to pay the principal within five business days of the date specified above or the commencement of a voluntary or involuntary bankruptcy action shall be deemed an event of default, in which case the Notes may be accelerated. Prior to the Company’s first payment of all or any portion of the principal balance of the Notes in cash, the Sponsor and the Payees, as applicable, have the option to convert all, but not less than all, of the principal balance of the Notes into private placement warrants (the “Conversion Warrants”), each warrant exercisable for one ordinary share of the Company at an exercise price of $1.50 per share. The terms of the Conversion Warrants would be identical to the Private Placement Warrants. The Sponsor and the Payees shall be entitled to certain registration rights relating to the Conversion Warrants. The issuances of the Notes were made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act.
As of December 31, 2022 and 2021, the Company had an aggregate of $1,225,000 and $0 borrowings, respectively, related to the Notes.
On February 28, 2023, the Company issued an unsecured promissory note in the amount of up to $2,100,000 to the Sponsor, as further described in Note 11.
Administrative Support Service
Commencing on the date of the IPO, the Company agreed to pay the Sponsor up to $10,000 per month for office space and administrative support services. These were paid on a monthly basis via invoices, and there was no amount due under the Administrative Services Agreement as of December 31, 2022.